Inventories	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventories

Note 5.  Inventories

The components of the Company’s inventories, net of excess and obsolescence reserves for raw materials and finished goods, at December 31, 2017 and 2016 were as follows:

	2017	2016
Raw materials and manufacturing supplies	$114	$100
Work in process	69	58
Finished goods	112	93
LIFO reserve	(57)	(58)
Total	$238	$193

During the years ended December 31, 2017, 2016 and 2015, the Company recognized a LIFO benefit of $1 million, $1 million and $7 million, respectively.